Employee Benefit Plans, other Post-Retirement Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amounts included in Comprehensive income in the Consolidated Statement of Comprehensive Income
Net actuarial gains (losses) before income tax benefit (expense)	$ 90,000		$ (9,625,000)		$ 1,180,000
Amortization of prior service costs before income tax benefit (expense)	(3,735,000)		(3,815,000)		(3,815,000)
Amortization of actuarial losses before income tax benefit (expense)	2,517,000		1,934,000		2,158,000
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	(1,128,000)		(11,506,000)		(477,000)
Total gains (losses) recognized in Comprehensive Income deferred tax benefit (expense)	1,797,000		5,722,000		(105,000)
Change related to retirement plan, net of tax	669,000		(5,784,000)		(582,000)
Post Retirement Medical Benefits
Amounts included in the Consolidated Balance Sheet, before tax
Net prior service costs	22,438,000		26,173,000
Net actuarial loss	(36,510,000)		(39,117,000)
Sum net prior service cost and net actuarial loss	(14,072,000)		(12,944,000)
Amounts to be amortized to net benefit cost
Estimated net actuarial loss amortized from accumulated other comprehensive loss into net periodic benefit cost next year	2,500,000
Estimated prior service cost gain amortized from accumulated other comprehensive loss into net periodic benefit cost next year	3,600,000
Amounts included in Comprehensive income in the Consolidated Statement of Comprehensive Income
Net actuarial gains (losses) before income tax benefit (expense)	90,000		(9,625,000)
Net actuarial gains (losses) deferred income tax benefit (expense)	(143,000)		4,787,000
Net actuarial gains (losses) net of income tax benefit (expense)	(53,000)		(4,838,000)
Amortization of prior service costs before income tax benefit (expense)	(3,735,000)		(3,815,000)
Amortization of prior service costs deferred income tax (expense) benefit	5,950,000		1,897,000
Amortization of prior service costs net of income tax benefit (expense)	2,215,000		(1,918,000)
Amortization of actuarial losses before income tax benefit (expense)	2,517,000		1,934,000
Amortization of actuarial losses deferred income tax benefit (expense)	(4,010,000)		(962,000)
Amortization of actuarial losses net of income tax benefit (expense)	(1,493,000)		972,000
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	(1,128,000)		(11,506,000)
Total gains (losses) recognized in Comprehensive Income deferred tax benefit (expense)	1,797,000		5,722,000
Change related to retirement plan, net of tax	669,000		(5,784,000)
Change in benefit obligation
Benefit obligation at beginning of year	50,113,000		44,270,000
Service cost	1,197,000		1,116,000		1,175,000
Interest cost	2,297,000		2,368,000		2,325,000
Actuarial (gain) loss	3,179,000		5,158,000
Prescription drug subsidy	542,000		263,000
Benefits paid	(2,760,000)		(3,062,000)
Benefit obligation at end of year	54,568,000		50,113,000		44,270,000
Change in plan assets
Fair value of plan assets at beginning of year	41,267,000		45,023,000
Actual return (loss) on plan assets	6,264,000		(971,000)
Employer contribution	276,000		277,000
Benefits paid	(2,760,000)		(3,062,000)
Fair value of plan assets at end of year	45,047,000		41,267,000		45,023,000
Funded status	(9,521,000)		(8,846,000)
Benefit plan, investment and asset allocation
Three year return	8.76%
Five year return	3.63%
Net periodic benefit cost
Service cost	1,197,000		1,116,000		1,175,000
Interest cost	2,297,000		2,368,000		2,325,000
Expected return on plan assets	(2,995,000)		(3,496,000)		(3,395,000)
Amortization of prior service costs	(3,735,000)	[1]	(3,815,000)	[1]	(3,815,000)	[1]
Amortization of actuarial losses	2,517,000	[2]	1,934,000	[2]	2,158,000	[2]
Net post-retirement cost	(719,000)		(1,893,000)		(1,552,000)
Benefit obligations
Discount rate	4.00%		4.70%
Net periodic benefit cost assumptions
Discount rate	4.70%		5.50%
Expected return on plan assets	7.50%		8.00%
Discount rate assumptions	The discount rate for 2012 and 2011 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years. The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan’s liabilities. The measurement date for actuarial determination was December 31, 2012. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2012 to be 7.3% for plan participants aged 65 and above, and 8.1% for participants under age 65. For all participants the 2012 annual rate of increase is expected to decrease to 5.0% by 2020. The 2011 expected rate of increase was 7.9% for plan participants aged 65 and above, and 8.0% for participants under age 65, decreasing to 5.0% for all participants by 2020. A 1% increase or decrease in assumed health care cost trend rates would have the following effects as of and for the year ended December 31, 2012:
Health care trend rates
Ultimate health care cost trend rate	5.00%		5.00%
One percent increase effect on total service and interest cost components	14,000
One percent decrease effect on total service and interest cost components	(13,000)
One percent increase effect on post-retirement benefit obligation	323,000
One percent decrease effect on post-retirement benefit obligation	(299,000)
Estimated future post-retirement benefit payments
Estimated future post-retirement benefit payments - next twelve months	2,291,000
Estimated future post-retirement benefit payments - 2 years	2,329,000
Estimated future post-retirement benefit payments - 3 years	2,289,000
Estimated future post-retirement benefit payments - 4 years	2,336,000
Estimated future post-retirement benefit payments - 5 years	2,286,000
Estimated future post-retirement benefit payments - 6-10 years	13,710,000
Post Retirement Medical Benefits | 65 and older
Health care trend rates
Health care cost trend rate	7.30%		7.90%
Post Retirement Medical Benefits | Under 65
Health care trend rates
Health care cost trend rate	8.10%		8.00%
Post Retirement Medical Benefits | Level 1
Change in plan assets
Fair value of plan assets at end of year	45,033,000		41,256,000
Post Retirement Medical Benefits | Level 3
Change in plan assets
Fair value of plan assets at end of year	14,000		11,000
Post Retirement Medical Benefits | Bond Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	10,098,000
Fair value of plan assets at end of year	11,285,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.
Target asset allocation	30.00%
Actual asset allocation	29.50%		29.40%
Post Retirement Medical Benefits | Bond Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at end of year	11,285,000		10,098,000
Post Retirement Medical Benefits | Money Market Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	2,031,000
Fair value of plan assets at end of year	1,983,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.
Post Retirement Medical Benefits | Money Market Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at end of year	1,983,000		2,031,000
Post Retirement Medical Benefits | Equity Mutual Funds | U.S. Small Cap
Change in plan assets
Fair value of plan assets at beginning of year	3,723,000
Fair value of plan assets at end of year	4,074,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.
Post Retirement Medical Benefits | Equity Mutual Funds | U.S. Small Cap | Level 1
Change in plan assets
Fair value of plan assets at end of year	4,074,000		3,723,000
Post Retirement Medical Benefits | Equity Mutual Funds | U.S. Large Cap
Change in plan assets
Fair value of plan assets at beginning of year	18,100,000
Fair value of plan assets at end of year	18,823,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.
Post Retirement Medical Benefits | Equity Mutual Funds | U.S. Large Cap | Level 1
Change in plan assets
Fair value of plan assets at end of year	18,823,000		18,100,000
Post Retirement Medical Benefits | Equity Mutual Funds | International
Change in plan assets
Fair value of plan assets at beginning of year	7,304,000
Fair value of plan assets at end of year	8,868,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.
Target asset allocation	20.00%
Actual asset allocation	19.70%		17.70%
Post Retirement Medical Benefits | Equity Mutual Funds | International | Level 1
Change in plan assets
Fair value of plan assets at end of year	8,868,000		7,304,000
Post Retirement Medical Benefits | Equity Mutual Funds | United States
Benefit plan, investment and asset allocation
Target asset allocation	50.00%
Actual asset allocation	50.80%		52.90%
Post Retirement Medical Benefits | Other
Change in plan assets
Fair value of plan assets at end of year	14,000		11,000
Post Retirement Medical Benefits | Other | Level 3
Change in plan assets
Fair value of plan assets at end of year	$ 14,000		$ 11,000

[1]	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.
[2]	Based on straight-line amortization over the average time remaining before active employees retire.